UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/HIMCO Global Enhanced Dividend Fund

(Class A: HGDAX)

(Class C: HGDCX)

(Class I: HGDIX)

SEMI-ANNUAL REPORT

DECEMBER 31, 2020

AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Statement of Cash Flows	14
Financial Highlights	15
Notes to Financial Statements	18
Supplemental Information	26
Expense Example	27

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/HIMCO Global Enhanced Dividend Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 143.2%
	AUSTRALIA — 5.0%
13,800	BHP Group, Ltd., ADR[1]	$901,692
40,600	Fortescue Metals Group Ltd.	733,373
14,927	Wesfarmers Ltd.	580,002
		2,215,067
	BERMUDA — 0.3%
2,600	Triton International Ltd./Bermuda[1,2]	126,126
	CANADA — 5.6%
1,887	Bank of Montreal	143,471
9,959	Bank of Nova Scotia	538,282
5,270	BCE, Inc.	225,348
10,632	Enbridge, Inc.	340,034
12,111	Great-West Lifeco, Inc.	288,765
12,805	Power Corp. of Canada	294,045
6,273	Shaw Communications, Inc. - Class B	110,094
9,550	Toronto-Dominion Bank	539,584
		2,479,623
	CHINA — 0.2%
1,611	China Petroleum & Chemical Corp. - ADR[1]	71,851
	DENMARK — 1.6%
25,200	Pandora A/S - ADR[1]	698,040
	FINLAND — 1.4%
11,980	Fortum OYJ	288,304
8,693	UPM-Kymmene OYJ	323,572
		611,876
	FRANCE — 4.0%
7,280	Cie de Saint-Gobain*,1	333,496
6,885	Eutelsat Communications S.A.[1]	77,883
6,200	Publicis Groupe S.A.[1]	308,712
2,115	Sanofi1	203,336
2,640	Sodexo S.A.[1]	223,236
8,733	TOTAL S.A.[1]	376,588
2,470	Vinci SA1	245,491
		1,768,742
	GERMANY — 4.5%
3,640	Bayer A.G.	214,127
4,278	Covestro A.G.[3]	263,808
2,301	Deutsche Post A.G.	113,841
45,483	E.ON S.E.	503,613
3,440	Siemens A.G.	493,854
1,720	Siemens Energy A.G.*	63,035
1

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
6,630	Siemens Healthineers A.G.[3]	$340,004
		1,992,282
	HONG KONG — 0.7%
28,000	CK Hutchison Holdings Ltd.	195,395
5,900	Hang Seng Bank Ltd.	101,752
		297,147
	IRELAND — 2.3%
8,853	Medtronic PLC[1,2]	1,037,040
	ITALY — 0.8%
22,978	Enel S.p.A.	232,306
14,159	Eni S.p.A.	147,852
		380,158
	JAPAN — 7.6%
6,700	Bridgestone Corp.[1]	219,581
14,600	Japan Post Bank Co., Ltd.[1]	119,764
10,800	Japan Tobacco, Inc.[1]	219,860
9,000	Mitsubishi Corp.[1]	221,481
12,500	Mitsubishi Heavy Industries Ltd.[1]	382,064
14,700	MS&AD Insurance Group Holdings, Inc.[1]	447,171
27,300	Panasonic Corp.[1]	314,761
34,900	Sumitomo Corp.[1]	461,536
33,694	Takeda Pharmaceutical Co., Ltd. - ADR[1]	613,231
5,100	Toyota Motor Corp.[1]	393,014
		3,392,463
	NETHERLANDS — 1.3%
5,081	Koninklijke Philips N.V.*,1,2	275,238
7,539	NN Group N.V.	327,218
		602,456
	SINGAPORE — 1.2%
22,100	DBS Group Holdings Ltd.	418,723
7,200	Jardine Cycle & Carriage Ltd.	106,507
		525,230
	SWEDEN — 1.4%
8,880	Investor A.B. - B Shares	646,713
	SWITZERLAND — 2.8%
22,589	ABB, Ltd.	630,492
2,430	Novartis A.G.	229,605
130	SGS SA	392,070
		1,252,167
2

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 5.1%
96,619	BP PLC[1]	$336,641
2,796	British American Tobacco PLC[1]	103,536
24,929	GlaxoSmithKline PLC[1]	457,469
7,832	Imperial Brands PLC[1]	164,447
3,590	Next PLC*,1	347,856
5,346	Rio Tinto Ltd.	469,151
3,120	Schroders PLC[1]	142,369
5,300	Smith & Nephew PLC[1]	109,435
9,490	United Utilities Group PLC	116,143
		2,247,047
	UNITED STATES — 97.4%
6,400	3M Co.[1]	1,118,656
6,500	AbbVie, Inc.[1]	696,475
13,742	Altria Group, Inc.[1]	563,422
6,470	American International Group, Inc.[1]	244,954
2,845	Amgen, Inc.[1]	654,122
9,480	Archer-Daniels-Midland Co.[1]	477,887
34,480	AT&T, Inc.[1]	991,645
700	Automatic Data Processing, Inc.[1]	123,340
10,320	B&G Foods, Inc.[1]	286,174
14,973	Bristol-Myers Squibb Co.[1]	928,775
2,751	Broadcom, Inc.[1]	1,204,525
5,058	Bunge, Ltd.[1,2]	331,704
6,800	CF Industries Holdings, Inc.[1]	263,228
4,201	Chevron Corp.[1]	354,774
12,300	Cisco Systems, Inc.[1]	550,425
21,645	Citigroup, Inc.[1]	1,334,631
3,615	Citrix Systems, Inc.[1]	470,311
12,550	Coca-Cola Co.[1]	688,242
5,200	Comcast Corp., Class A1	272,480
23,708	CVS Health Corp.[1]	1,619,256
6,657	Dominion Energy, Inc.[1]	500,606
5,644	Duke Energy Corp.[1]	516,765
2,186	DuPont de Nemours, Inc.[1]	155,446
10,268	Eaton Corp. PLC[1,2]	1,233,598
6,231	Exxon Mobil Corp.[1]	256,842
21,450	FNB Corp.[1]	203,775
6,160	Franklin Resources, Inc.[1]	153,938
9,856	Gaming and Leisure Properties, Inc.[1]	417,894
10,015	General Mills, Inc.[1]	588,882
19,177	Gilead Sciences, Inc.[1]	1,117,252
11,400	Healthcare Trust of America, Inc. - Class A - REIT[1]	313,956
9,700	Hewlett Packard Enterprise Co.[1]	114,945
2,940	Home Depot, Inc.[1]	780,923
12,260	International Business Machines Corp.[1]	1,543,289
3

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,530	International Paper Co.[1]	$424,112
22,342	Interpublic Group of Cos., Inc.[1]	525,484
12,309	JPMorgan Chase & Co.[1]	1,564,105
11,380	Juniper Networks, Inc.[1]	256,164
8,595	Kellogg Co.[1]	534,867
16,114	Kinder Morgan, Inc.[1]	220,278
6,743	Lazard Ltd. - Class A1,2	285,229
9,650	Maxim Integrated Products, Inc.[1]	855,472
3,900	McDonald's Corp.[1]	836,862
4,885	Mercury General Corp.[1]	255,046
1,250	Microsoft Corp.[1]	278,025
6,550	Molson Coors Beverage Co., Class B1	295,994
2,620	MSC Industrial Direct Co., Inc. - Class A1	221,102
19,510	Navient Corp.[1]	191,588
9,917	NetApp, Inc.[1]	656,902
35,442	Newell Brands, Inc.[1]	752,434
15,500	NortonLifeLock, Inc.[1]	322,090
10,550	ODP Corp/The[1]	309,115
5,959	Old Republic International Corp.[1]	117,452
6,680	Omega Healthcare Investors, Inc. - REIT[1]	242,618
3,600	Omnicom Group, Inc.[1]	224,532
5,392	ONEOK, Inc.[1]	206,945
5,040	Oracle Corp.[1]	326,038
5,262	Outfront Media, Inc. - REIT[1]	102,925
1,400	Paychex, Inc.[1]	130,452
36,060	Pfizer, Inc.[1]	1,327,369
16,275	PPL Corp.[1]	458,955
4,900	Principal Financial Group, Inc.[1]	243,089
1,810	Procter & Gamble Co.[1]	251,843
5,800	Prudential Financial, Inc.[1]	452,806
3,118	QUALCOMM, Inc.[1]	474,996
2,420	Quest Diagnostics, Inc.[1]	288,391
3,650	Realty Income Corp. - REIT[1]	226,921
10,462	Seagate Technology PLC[1,2]	650,318
6,819	Southern Co.[1]	418,891
6,277	Spirit Realty Capital, Inc. - REIT[1]	252,147
16,558	Starwood Property Trust, Inc.[1]	319,569
2,729	Texas Instruments, Inc.[1]	447,911
14,025	U.S. Bancorp[1]	653,425
8,606	United Parcel Service, Inc., Class B1	1,449,250
2,924	Valero Energy Corp.[1]	165,411
9,254	VEREIT, Inc. - REIT[1]	349,731
16,650	Verizon Communications, Inc.[1]	978,187
4,473	Viatris, Inc.*,1	83,824
6,714	Waddell & Reed Financial, Inc. - Class A1	171,006
9,200	Walgreens Boots Alliance, Inc.[1]	366,896
4

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
6,300	Waterstone Financial, Inc.[1]	$118,566
9,794	WestRock Co.[1]	426,333
20,362	Weyerhaeuser Co. - REIT[1]	682,738
13,069	Williams Cos., Inc.[1]	262,033
2,500	Wingstop, Inc.[1]	331,375
3,252	WP Carey, Inc. - REIT[1]	229,526
		43,290,475
	TOTAL COMMON STOCKS
	(Cost $55,921,990)	63,634,503
	SHORT-TERM INVESTMENTS — 0.2%
93,702	Federated Treasury Obligations Fund - Institutional Class, 0.01%[4]	93,702
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $93,702)	93,702
	TOTAL INVESTMENTS — 143.4%
	(Cost $56,015,692)	63,728,205
	Liabilities in Excess of Other Assets — (43.4)%	(19,282,364)
	TOTAL NET ASSETS — 100.0%	$44,445,841
	SECURITIES SOLD SHORT — (44.2)%
	COMMON STOCKS — (44.2)%
	BRAZIL — (0.3)%
(13,263)	BRF S.A. - ADR*	(55,705)
(8,400)	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	(72,156)
		(127,861)
	CANADA — (0.3)%
(100)	Shopify, Inc.*,2	(113,195)
	CHINA — (0.7)%
(415)	BeiGene Ltd. - ADR*	(107,232)
(2,646)	Bilibili, Inc. - ADR*	(226,815)
		(334,047)
	DENMARK — (0.4)%
(1,124)	Ascendis Pharma A/S - ADR*	(187,461)
	INDIA — (0.4)%
(13,908)	Tata Motors Ltd. - ADR*	(175,241)
	ISRAEL — (0.3)%
(14,705)	Teva Pharmaceutical Industries Ltd. - ADR*	(141,903)
	MEXICO — (0.3)%
(26,362)	Cemex S.A.B. de C.V. - ADR*	(136,291)
5

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	NETHERLANDS — (0.1)%
(562)	Cimpress N.V.*,2	$(49,310)
	UNITED KINGDOM — (0.3)%
(1,342)	IHS Markit Ltd.[2]	(120,552)
	UNITED STATES — (41.1)%
(2,991)	2U, Inc.*	(119,670)
(192)	ABIOMED, Inc.*	(62,246)
(1,614)	Acadia Healthcare Co., Inc.*	(81,120)
(2,284)	Advanced Micro Devices, Inc.*	(209,466)
(3,753)	AECOM*	(186,824)
(734)	AeroVironment, Inc.*	(63,785)
(6,184)	Alcoa Corp.*	(142,541)
(255)	Align Technology, Inc.*	(136,267)
(5,044)	Allegheny Technologies, Inc.*	(84,588)
(10,447)	Allscripts Healthcare Solutions, Inc.*	(150,855)
(1,153)	Alnylam Pharmaceuticals, Inc.*	(149,855)
(546)	Alteryx, Inc.*	(66,497)
(610)	Amedisys, Inc.*	(178,931)
(265)	AMERCO	(120,299)
(3,984)	American Homes 4 Rent - REIT	(119,520)
(652)	American Tower Corp. - REIT	(146,348)
(1,200)	Anaplan, Inc.*	(86,220)
(1,500)	Arrow Electronics, Inc.*	(145,950)
(2,869)	Athene Holding Ltd., Class A*,2	(123,769)
(1,265)	Atmos Energy Corp.	(120,719)
(891)	Avalara, Inc.*	(146,917)
(3,644)	Axalta Coating Systems Ltd.*,2	(104,036)
(2,639)	Beacon Roofing Supply, Inc.*	(106,061)
(1,575)	Biohaven Pharmaceutical Holding Co., Ltd.*,2	(134,993)
(861)	BioTelemetry, Inc.*	(62,061)
(2,808)	Boston Scientific Corp.*	(100,948)
(4,977)	Box, Inc.*	(89,835)
(1,000)	Ceridian HCM Holding, Inc.*	(106,560)
(1,155)	Chart Industries, Inc.*	(136,047)
(165)	Charter Communications, Inc., Class A*	(109,156)
(2,389)	Chegg, Inc.*	(215,798)
(1,016)	Clean Harbors, Inc.*	(77,318)
(14,119)	Coeur Mining, Inc.*	(146,132)
(4,750)	CommScope Holding Co., Inc.*	(63,650)
(1,555)	Copart, Inc.*	(197,874)
(225)	CoStar Group, Inc.*	(207,963)
(2,071)	Cree, Inc.*	(219,319)
(3,529)	Darling Ingredients, Inc.*	(203,553)
(1,425)	DaVita, Inc.*	(167,295)
6

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(438)	DexCom, Inc.*	$(161,937)
(2,492)	DISH Network Corp. - Class A*	(80,591)
(922)	Dollar Tree Inc*	(99,613)
(1,121)	Eagle Materials, Inc.	(113,613)
(450)	EastGroup Properties, Inc. - REIT	(62,127)
(1,570)	EchoStar Corp. - Class A*	(33,268)
(2,367)	Edgewell Personal Care Co.	(81,851)
(1,251)	Edwards Lifesciences Corp.*	(114,129)
(1,406)	Emergent BioSolutions, Inc.*	(125,978)
(1,219)	Enphase Energy, Inc.*	(213,898)
(8,777)	EQT Corp.	(111,556)
(225)	Equinix, Inc.	(160,691)
(3,169)	Equity Commonwealth - REIT	(86,450)
(2,110)	Equity LifeStyle Properties, Inc. - REIT	(133,690)
(721)	Everbridge, Inc.*	(107,479)
(9,040)	Ferro Corp.*	(132,255)
(3,800)	FireEye, Inc.*	(87,628)
(2,045)	First Solar, Inc.*	(202,291)
(9,050)	Fitbit, Inc. - Class A*	(61,540)
(8,873)	Flex Ltd.*,2	(159,537)
(2,681)	GCP Applied Technologies, Inc.*	(63,406)
(18,909)	General Electric Co.	(204,217)
(1,054)	Grand Canyon Education, Inc.*	(98,138)
(3,592)	Green Dot Corp. - Class A*	(200,434)
(400)	Guidewire Software, Inc.*	(51,492)
(4,580)	Hain Celestial Group, Inc.*	(183,887)
(3,039)	Hilton Grand Vacations, Inc.*	(95,273)
(1,709)	Hologic, Inc.*	(124,466)
(1,000)	Howard Hughes Corp.*	(78,930)
(196)	HubSpot, Inc.*	(77,702)
(336)	ICU Medical, Inc.*	(72,069)
(397)	IDEXX Laboratories, Inc.*	(198,448)
(4,533)	Ingersoll-Rand PLC*	(206,524)
(850)	Inphi Corp.*	(136,400)
(1,596)	Insmed, Inc.*	(53,131)
(740)	Insulet Corp.*	(189,166)
(1,113)	Intercept Pharmaceuticals, Inc.*	(27,491)
(201)	Intuitive Surgical, Inc.*	(164,438)
(900)	IPG Photonics Corp.*	(201,411)
(5,745)	JetBlue Airways Corp.*	(83,532)
(665)	Kilroy Realty Corp. - REIT	(38,171)
(832)	Laboratory Corp. of America Holdings*	(169,354)
(3,240)	Lattice Semiconductor Corp.*	(148,457)
(1,724)	LiveRamp Holdings, Inc.*	(126,180)
(1,624)	Lumentum Holdings, Inc.*	(153,955)

7

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(328)	Madison Square Garden Sports C*	$(60,385)
(922)	Madrigal Pharmaceuticals, Inc.*	(102,499)
(98)	Markel Corp.*	(101,263)
(594)	Masimo Corp.*	(159,418)
(959)	MasTec, Inc.*	(65,385)
(7,989)	Michaels Cos., Inc.*	(103,937)
(3,166)	Micron Technology, Inc.*	(238,020)
(944)	Middleby Corp.*	(121,700)
(830)	Mirati Therapeutics, Inc.*	(182,301)
(751)	Mohawk Industries, Inc.*	(105,853)
(1,793)	Monster Beverage Corp.*	(165,817)
(4,696)	Mosaic Co.	(108,055)
(1,732)	National Vision Holdings, Inc.*	(78,442)
(169)	Netflix, Inc.*	(91,383)
(498)	Okta, Inc.*	(126,621)
(1,339)	Omnicell, Inc.*	(160,707)
(4,462)	ON Semiconductor Corp.*	(146,041)
(2,255)	Penn National Gaming, Inc.*	(194,764)
(770)	Penumbra, Inc.*	(134,750)
(897)	Post Holdings, Inc.*	(90,606)
(6,240)	Pure Storage, Inc.*	(141,086)
(763)	PVH Corp.	(71,638)
(780)	Q2 Holdings, Inc.*	(98,693)
(392)	RH*	(175,428)
(334)	RingCentral, Inc. - Class A*	(126,576)
(603)	Roku, Inc.*	(200,208)
(1,790)	SailPoint Technologies Holding, Inc.*	(95,300)
(8,401)	Sangamo Therapeutics, Inc.*	(131,098)
(854)	Sarepta Therapeutics, Inc.*	(145,598)
(630)	SBA Communications Corp. - REIT	(177,742)
(4,415)	Scientific Games Corp.*	(183,178)
(1,265)	SiteOne Landscape Supply, Inc.*	(200,667)
(1,322)	Stericycle, Inc.*	(91,654)
(6,118)	Summit Materials, Inc. - Class A*	(122,849)
(770)	Sun Communities, Inc. - REIT	(117,002)
(3,019)	Sunrun, Inc.*	(209,458)
(787)	Tandem Diabetes Care, Inc.*	(75,300)
(2,597)	Taylor Morrison Home Corp. - Class A*	(66,613)
(2,070)	Tenet Healthcare Corp.*	(82,655)
(2,029)	Terminix Global Holdings, Inc.*	(103,499)
(343)	Tesla, Inc.*	(242,045)
(1,628)	T-Mobile US, Inc.*	(219,536)
(116)	Trade Desk, Inc. - Class A*	(92,916)
(1,569)	TreeHouse Foods, Inc.*	(66,667)
(810)	TriNet Group, Inc.*	(65,286)

8

AAM/HIMCO Global Enhanced Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
(541)	Twilio, Inc. - Class A*	$(183,129)
(1,228)	Ultragenyx Pharmaceutical, Inc.*	(169,992)
(5,630)	Under Armour, Inc. - Class A*	(96,667)
(947)	Varian Medical Systems, Inc.*	(165,734)
(619)	Veeva Systems, Inc. - Class A*	(168,523)
(3,828)	Viavi Solutions, Inc.*	(57,324)
(459)	Wayfair, Inc.*	(103,647)
(2,681)	Western Alliance Bancorp	(160,726)
(478)	Workday, Inc., Class A*	(114,534)
(11,539)	WPX Energy, Inc.*	(94,043)
(2,644)	Yelp, Inc.*	(86,379)
(1,207)	Zendesk, Inc.*	(172,746)
(4,471)	Zogenix, Inc.*	(89,375)
(952)	Zscaler, Inc.*	(190,124)
		(18,261,362)
	TOTAL COMMON STOCKS
	(Proceeds $13,511,454)	(19,647,223)
	WARRANTS — 0.0%
	UNITED STATES — 0.0%
(175)	Denbury, Inc.*	(525)
	TOTAL WARRANTS
	(Proceeds $108,626)	(525)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $13,620,080)	$(19,647,748)

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $53,236,590, which represents 119.8% of total net assets of the Fund.
[2]	Foreign security denominated in U.S. Dollars.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $603,812, which represents 1.4% of total net assets of the Fund.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

9

AAM/HIMCO Global Enhanced Dividend Fund

SUMMARY OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	23.2%
Health Care	22.9%
Technology	19.6%
Industrials	16.1%
Consumer Discretionary	12.1%
Consumer Staples	11.9%
Materials	9.7%
Communications	8.4%
Utilities	6.8%
Real Estate	6.3%
Energy	6.2%
Total Common Stocks	143.2%
Short-Term Investments	0.2%
Total Investments	143.4%
Liabilities in Excess of Other Assets	(43.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

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AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2020 (Unaudited)

Assets:
Investments, at value (cost $56,015,692)	$63,728,205
Foreign currency, at value (cost $23,435)	26,634
Cash	4,354
Receivables:
Investment securities sold	445,649
Dividends and interest	136,432
Prepaid expenses	24,505
Total assets	64,365,779
Liabilities:
Securities sold short, at value (proceeds $13,620,080)	19,647,748
Payables:
Due to broker for securities sold short	220,546
Due to custodian	12
Advisory fees	315
Distribution fees – Class A & C (Note 8)	100
Fund accounting and administration fees	7,321
Transfer agent fees and expenses	2,101
Custody fees	4,197
Auditing fees	9,836
Dividends and interest on securities sold short	7,424
Trustees' deferred compensation (Note 3)	4,255
Chief Compliance Officer fees	2,850
Trustees' fees and expenses	737
Accrued other expenses	12,496
Total liabilities	19,919,938
Net Assets	$44,445,841
Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$54,326,841
Total accumulated deficit	(9,881,000)
Net Assets	$44,445,841
Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$383,627
Number of shares issued and outstanding	51,261
Net asset value per share[1]	$7.48
Maximum sales charge (5.50% of offering price)[2]	0.44
Maximum offering price to public	$7.92
Class C Shares:
Net assets applicable to shares outstanding	$963
Number of shares issued and outstanding	129
Net asset value per share[3]	$7.47
Class I Shares:
Net assets applicable to shares outstanding	$44,061,251
Number of shares issued and outstanding	5,902,002
Net asset value per share	$7.47

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed within 18 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

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AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2020 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $46,900)	$1,097,410
Interest	7
Total investment income	1,097,417
Expenses:
Advisory fees	187,988
Shareholder servicing fees (Note 7)	34
Distribution fees - Class A (Note 8)	405
Distribution fees - Class C (Note 8)	4
Fund accounting and administration fees	46,738
Transfer agent fees and expenses	27,938
Custody fees	11,233
Interest expense	35,235
Dividends on securities sold short	27,412
Registration fees	26,409
Auditing fees	9,436
Legal fees	8,515
Chief Compliance Officer fees	7,354
Miscellaneous	5,698
Trustees' fees and expenses	4,999
Shareholder reporting fees	2,702
Insurance fees	1,215
Total expenses	403,315
Voluntary advisory fees waived	(187,988)
Net expenses	215,327
Net investment income	882,090
Realized and Unrealized Gain (Loss) :
Net realized gain (loss) on:
Investments	424,867
Securities sold short	(2,182,082)
Foreign currency transactions	4,334
Net realized loss	(1,752,881)
Net change in unrealized appreciation/depreciation on:
Investments	10,155,196
Securities sold short	(4,858,436)
Foreign currency translations	4,889
Net change in unrealized appreciation/depreciation	5,301,649
Net realized and unrealized gain	3,548,768
Net Increase in Net Assets from Operations	$4,430,858

See accompanying Notes to Financial Statements.

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AAM/HIMCO Global Enhanced Dividend Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2020 (Unaudited)	For the Year Ended June 30, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$882,090	$2,009,761
Net realized loss on investments, securities sold short and foreign currency transactions	(1,752,881)	(9,397,089)
Net change in unrealized appreciation/depreciation on investments, securities sold short and foreign currency translations	5,301,649	(2,968,637)
Net increase from payment by affiliates (Note 3)	-	4,226
Net increase (decrease) in net assets resulting from operations	4,430,858	(10,351,739)
Distributions to Shareholders:
Distributions:
Class A	(8,192)	(7,351)
Class C	(19)	(36)
Class I	(1,103,782)	(2,094,085)
Total distributions to shareholders	(1,111,993)	(2,101,472)
Capital Transactions:
Net proceeds from shares sold:
Class A	150,040	127,574
Class I	43,700	101,470
Reinvestment of distributions:
Class A	5,535	6,783
Class C	19	36
Class I	1,103,782	2,094,085
Cost of shares redeemed:
Class A1	(2,701)	-
Class I	(41,767)	(2,303)
Net increase in net assets from capital transactions	1,258,608	2,327,645
Total increase (decrease) in net assets	4,577,473	(10,125,566)
Net Assets:
Beginning of period	39,868,368	49,993,934
End of period	$44,445,841	$39,868,368
Capital Share Transactions:
Shares sold:
Class A	21,242	13,492
Class I	6,157	10,432
Shares reinvested:
Class A	779	843
Class C	3	4
Class I	156,151	250,141
Shares redeemed:
Class A	(391)	-
Class I	(5,901)	(314)
Net increase in capital share transactions	178,040	274,598

[1]	Net of redemption fee proceeds of $55 and $0, respectively.

See accompanying Notes to Financial Statements.

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AAM/HIMCO Global Enhanced Dividend Fund

STATEMENT OF CASH FLOWS

For the Period Ended December 31, 2020 (Unaudited)

Increase/(Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$4,430,858
Purchases of long-term investments	(3,313,371)
Sales of long-term investments	7,969,081
Return of capital dividends received	64,966
Cover short securities	(5,312,559)
Purchases of short-term investments, net	(50,484)
Decrease in foreign currency	6,295
Increase in investment securities sold receivable	(268,363)
Decrease in interest and dividends receivables	20,655
Increase in prepaid expenses	(6,840)
Decrease in investment securities purchased payable	(179,136)
Decrease in interest and dividends on securities sold short	(11,320)
Decrease in accrued expenses	(802)
Net realized loss on investments and securities sold short	1,757,215
Net change in unrealized appreciation/depreciation	(5,296,760)
Net cash used for operating activities	(190,565)

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	193,740
Cost of shares redeemed	(44,468)
Dividends paid to shareholders, net of reinvestments	(2,657)
Net cash provided by financing activities	146,615

Net decrease in cash	(43,950)

Cash and cash equivalents:
Beginning cash balance	2,086
Beginning cash due to broker	(174,340)
Total beginning cash and cash equivalents	(172,254)

Ending cash balance	4,354
Ending cash due to broker for securities held short	(220,546)
Ending cash due to custodian	(12)
Total ending cash and cash equivalents	$(216,204)

Non cash financing activities not included herein consist of $1,109,336 of reinvested dividends.

See accompanying Notes to Financial Statements.

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AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,	For the Period December 31, 2018* through June 30,
	(Unaudited)	2020	2019
Net asset value, beginning of period	$6.92	$9.11	$8.66
Income from Investment Operations:
Net investment income[1]	0.14	0.32	0.27
Net realized and unrealized gain (loss)	0.60	(2.16)	0.33
Net increase from payments by affiliates (Note 3)[1]	-	- [2]	-
Total from investment operations	0.74	(1.84)	0.60
Less Distributions:
From net investment income	(0.18)	(0.35)	(0.15)
Total distributions	(0.18)	(0.35)	(0.15)
Net asset value, end of period	$7.48	$6.92	$9.11
Total return[3]	10.87%[4]	(20.78)%[5]	6.91%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$384	$205	$139
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[6]	2.18%[7]	2.18%	2.86%[7]
After fees waived/recovered[6]	1.28%[7]	1.90%	1.93%[7]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	3.07%[7]	3.63%	5.06%[7]
After fees waived/recovered	3.97%[7]	3.91%	5.99%[7]
Portfolio turnover rate	4%[4]	43%	39%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.50% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included total returns would be lower.
[4]	Not annualized.
[5]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[6]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.30% for the six months ended December 31, 2020. For the prior year ended June 30, 2020, and the period ended June 30, 2019, the ratios would have been lowered by 0.46% and 0.38%, respectively.
[7]	Annualized.

See accompanying Notes to Financial Statements.

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AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,	For the Period December 31, 2018* through June 30,
	(Unaudited)	2020	2019
Net asset value, beginning of period	$6.90	$9.09	$8.66
Income from Investment Operations:
Net investment income[1]	0.12	0.27	0.24
Net realized and unrealized gain (loss)	0.60	(2.17)	0.32
Net increase from payments by affiliates (Note 3)[1]	-	- [2]	-
Total from investment operations	0.72	(1.90)	0.56
Less Distributions:
From net investment income	(0.15)	(0.29)	(0.13)
Total distributions	(0.15)	(0.29)	(0.13)
Net asset value, end of period	$7.47	$6.90	$9.09
Total return	10.56%[3]	(21.40)%[4]	6.45%[3]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1	$1
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[5]	2.93%[6]	2.93%	3.59%[6]
After fees waived/recovered[5]	2.03%[6]	2.65%	2.67%[6]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	2.32%[6]	2.88%	4.35%[6]
After fees waived/recovered	3.22%[6]	3.16%	5.27%[6]
Portfolio turnover rate	4%[3]	43%	39%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Reimbursement had no impact to the Fund's Performance (see Note 3).
[5]	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.30% for the six months ended December 31, 2020. For the prior year ended June 30, 2020, and the period ended June 30, 2019, the ratios would have been lowered by 0.46% and 0.38%, respectively.
[6]	Annualized.

See accompanying Notes to Financial Statements.

16

AAM/HIMCO Global Enhanced Dividend Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2020	For the Year Ended June 30,		Period December 26, 2017* through June 30,
	(Unaudited)	2020	2019	2018
Net asset value, beginning of period	$6.90	$9.09	$9.40	$10.00
Income from Investment Operations:
Net investment income[1]	0.15	0.36	0.54	0.30
Net realized and unrealized gain (loss)	0.61	(2.18)	(0.44)	(0.66)
Net increase from payments by affiliates (Note 3)[1]	-	- [2]	-	-
Total from investment operations	0.76	(1.82)	0.10	(0.36)
Less Distributions:
From net investment income	(0.19)	(0.37)	(0.41)	(0.24)
Total distributions	(0.19)	(0.37)	(0.41)	(0.24)
Net asset value, end of period	$7.47	$6.90	$9.09	$9.40
Total return[3]	11.20%[4]	(20.63)%[5]	1.17%	(3.64)%[4]
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$44,061	$39,663	$49,854	$4,821
Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered[6]	1.93%[7]	1.93%	3.13%	6.17%[7]
After fees waived/recovered[6]	1.03%[7]	1.65%	1.70%	1.64%[7]
Ratio of net investment income to average net assets (including dividends on securities sold short and interest expense):
Before fees waived/recovered	3.32%[7]	3.88%	4.49%	1.52%[7]
After fees waived/recovered	4.22%[7]	4.16%	5.92%	6.05%[7]
Portfolio turnover rate	4%[4]	43%	39%	15%[4]

*	Commencement of operations.
1	Based on average shares outstanding for the year.
2	Amount represents less than $0.01 per share.
3	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4	Not annualized.
5	Reimbursement had no impact to the Fund's Performance (see Note 3).
6	If interest expenses and dividends on securities sold short had been excluded, the expense ratio would have been lowered by 0.30% for the six months ended December 31, 2020. For the prior years ended June 30, 2020, and 2019, and for the period ended June 30, 2018, the ratios would have been lowered by 0.46%, 0.40% and 0.34%, respectively.
7	Annualized.

See accompanying Notes to Financial Statements.

17

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited)

Note 1 – Organization

AAM/HIMCO Global Enhanced Dividend Fund (the ‘‘Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income, and its secondary investment objective is capital appreciation. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s Class I shares commenced operations on December 26, 2017. The Fund’s Class A and Class C shares commenced operations on December 31, 2018.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

18

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2020, as of and during the years ended June 30, 2019-2020, and as of and during the open period ended June 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

19

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(e) Short Sales

Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(g) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

20

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has engaged Hartford Investment Management Company, (the “Sub-Advisor” or “HIMCO”) to manage the Fund and pays the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.55%, 2.30% and 1.30% of the average daily net assets of the Fund's Class A, Class C and Class I Shares, respectively. This agreement is in effect until October 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees.

Effective July 1, 2019, the Advisor has agreed to voluntarily waive its advisory fees on the first $50 million of the Fund’s net assets. The Advisor may terminate this voluntary reduction at any time. The Advisor will not seek recoupment of any advisory fees it waives pursuant to this voluntary reduction. For the six months ended December 31, 2020, the Advisor voluntarily waived its advisory fees of $187,988.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2020 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2020, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

21

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2020, are reported on the Statement of Operations.

The Advisor reimbursed the Fund $4,226 for losses from a trading error for the year ended June 30, 2020. The amount is reported on the Fund’s Statements of Changes in Net Assets under the caption “Net increase from payments by affiliates”.

Note 4 – Federal Income Taxes

At December 31, 2020, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$42,399,221

Gross unrealized appreciation	11,607,121
Gross unrealized depreciation	(9,925,885)

Net unrealized appreciation	$1,681,236

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales.

As of June 30, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$158,834
Undistributed long-term capital gains	-
Accumulated earnings	158,834

Accumulated capital and other losses	(9,716,685)
Unrealized depreciation on investments	(3,642,742)
Unrealized appreciation on foreign currency	728
Total accumulated deficit	$(13,199,865)
22

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The tax character of the distributions paid during the fiscal years ended June 30, 2020, and June 30, 2019, respectively, was as follows:

Distributions paid from:	2020	2019
Ordinary income	$2,101,472	$484,822
Net long-term capital gains	-	-
Total distributions paid	$2,101,472	$484,822

At June 30, 2020, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$384,345
Long-term	131,228
Total	$515,573

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2020, the Fund had qualified Post-October Losses of $9,197,761.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2020, the Fund received $55 in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2020, purchases and sales of investments, excluding short-term investments, futures contracts and options contracts, were as follows:

Purchases	Sales	Securities sold short	Cover short securities
$3,313,371	$7,969,081	$-	$5,312,559

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% for the Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended December 31, 2020, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

23

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2020, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

24

AAM/HIMCO Global Enhanced Dividend Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$63,634,503	$-	$-	$63,634,503
Short-Term Investments	93,702	-	-	93,702
Total Assets	$63,728,205	$-	$-	$63,728,205

Liabilities
Securities Sold Short
Common Stocks[1]	$19,647,223	$-	$-	$19,647,223
Warrants	525	-	-	525
Total Liabilities	$19,647,748	$-	$-	$19,647,748

[1]	For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 11 – COVID-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

25

AAM/HIMCO Global Enhanced Dividend Fund

SUPPLEMENTAL INFORMATION (Unaudited)

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”) met on September 16-17, 2020 (the “Meeting”), to review the liquidity risk management program (the “Fund Program”) applicable to the AAM/HIMCO Global Enhanced Dividend Fund series of the Trust (the “Fund”) pursuant to the Liquidity Rule. The Board has appointed Advisors Asset Management, Inc., the investment adviser to the Fund, as the program administrator (“Program Administrator”) for the Fund Program. Under the Trust’s liquidity risk management program (the “Trust Program”), the Board has delegated oversight of the Trust Program to the Liquidity Oversight Committee (the “Oversight Committee”). At the Meeting, the Oversight Committee, on behalf of Program Administrator and the Fund, provided the Board with a written report (the “Report”) that addressed the operation, adequacy, and effectiveness of implementation of the Fund Program, and any material changes to it for the period from December 1, 2019, through June 30, 2020 (the “Program Reporting Period”).

In assessing the adequacy and effectiveness of implementation of the Fund Program, the Report discussed the following, among other things:

•	The Fund Program’s liquidity classification methodology for categorizing the Fund’s investments;
•	An overview of market liquidity for the Fund during the Program Reporting Period;
•	The Fund’s ability to meet redemption requests;
•	The Fund’s cash management;
•	The Fund’s borrowing activity, if any, in order to meet redemption requests;
•	The Fund’s compliance with the 15% limit of illiquid investments; and
•	The Fund’s status as a primarily highly liquid fund (“PHLF”), the effectiveness of the implementation of the PHLF standard, and whether it would be appropriate for the Fund to adopt a highly liquid investment minimum (“HLIM”).

The Report stated that the Fund primarily holds assets that are defined under the Liquidity Rule as "highly liquid investments," and therefore the Fund is not required to establish an HLIM. Highly liquid investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment. The Report also stated that there were no material changes made to the Fund Program during the Program Reporting Period.

In the Report, the Program Administrator concluded that (i) the Fund Program, as adopted and implemented, remains reasonably designed to assess and manage the Fund’s liquidity risk; (ii) the Fund continues to qualify as a PHLF and therefore is not required to adopt an HLIM; (iii) during the Program Reporting Period, the Fund was able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund; and (iv) there were no weaknesses in the design or implementation of the Fund Program during the Program Reporting Period.

There can be no assurance that the Fund Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

26

AAM/HIMCO Global Enhanced Dividend Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2020 to December 31, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/20	12/31/20	7/1/20–12/31/20
Class A	Actual Performance	$1,000.00	$1,108.70	$6.80
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.76	6.51
Class C	Actual Performance	1,000.00	1,105.60	10.94
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.82	10.47
Class I	Actual Performance	1,000.00	1,112.00	5.47
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.02	5.24

*	Expenses are equal to the Fund's annualized expense ratio of 1.28%, 2.03% and 1.03% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 184/365 (to reflect the six month period). The expense ratios reflect the voluntary advisory fees waiver. Assumes all dividends and distributions were reinvested.

27

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AAM/HIMCO Global Enhanced Dividend Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Hartford Investment Management Company

One Hartford Plaza

Hartford, Connecticut 06155

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/HIMCO Global Enhanced Dividend Fund – Class A	HGDAX	46141Q 261
AAM/HIMCO Global Enhanced Dividend Fund – Class C	HGDCX	46141Q 253
AAM/HIMCO Global Enhanced Dividend Fund – Class I	HGDIX	46141Q 246

Privacy Principles of the AAM/HIMCO Global Enhanced Dividend Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/HIMCO Global Enhanced Dividend Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the Fund filed its complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/HIMCO Global Enhanced Dividend Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	3/11/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	3/11/2021